Equity (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Common shares issued for warrant exercise			$ 176,819
Common shares issued for services			25,971,940
Common shares issued for loan extensions			1,758,900
Common shares issued to debt holders for additional interest			1,067,345
Common shares issued for default penalty interest			2,214,000
Common shares issued to warrant holders for additional interest			733,695
Common shares issued for consulting services			92,250
Common shares issued for debt conversions			282,900
Common stock issued for cash			1,050,000
Common shares issued for forgiveness of debt			162,915
Converted note interest due amount			105,000
Sale of common shares and warrants in PPM			$ 532,500
Class Of Warrant Exercisable Period In Force		5 years	5 years
Warrants exercisable price per share	$ 1	$ 2.50	$ 2.50
Distribution to shareholders for return on equity investment			$ 130,000
Equity investment from shareholders			$ 225,000
Sales of common shares		$ 1,883,750
Sale of common shares, shares	86,000
Sale of stock, per share price	$ 1	$ 1.25	$ 1.25
Sale of common shares, Value	$ 86,000
Sale of stock and warrant, description	Each unit consisted of one common share and one warrant.	Each unit consisted of one common share and one warrant. Each warrant is exercisable for a period of five years from the date of issuance, at $2.50 per share.
Warrant exercisable period	5 years
Warrants exercisable price per share	$ 1
Common Stock [Member]
Common shares issued for warrant exercise (in shares)			60,070
Common shares issued for warrant exercise			$ 6
Common shares issued for services (in shares)			2,858,811
Common shares issued for services			$ 286
Common shares issued for loan extensions (in shares)			286,000
Common shares issued for loan extensions			$ 29
Common shares issued to debt holders for additional interest (in shares)			173,552
Common shares issued to debt holders for additional interest			$ 17
Common shares issued for default penalty interest (in shares)			360,000
Common shares issued for default penalty interest			$ 36
Common shares issued to warrant holders for additional interest (in shares)			119,300
Common shares issued to warrant holders for additional interest			$ 12
Common shares issued for consulting services (in shares)			15,000
Common shares issued for consulting services
Common shares issued for debt conversions (in shares)			46,000
Common shares issued for debt conversions			$ 5
Common shares issued for cash (in shares)			1,155,000
Common stock issued for cash			$ 116
Common shares issued for forgiveness of debt (in shares)			115,500
Common shares issued for forgiveness of debt			$ 12
Reverse merger adjustment (in shares)			9,658,936
Sale of common shares and warrants in PPM (in shares)			426,000
Sale of common shares and warrants in PPM			$ 43
Sales of common shares, Shares		1,507,000
Sales of common shares		$ 151